Project debt (Tables)	9 Months Ended
Sep. 30, 2023
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of September 30, 2023, and December 31, 2022, is as follows:

	Balance as of September 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Non-current	4,012,592	4,226,518
Current	399,472	326,534
Total Project debt	4,412,064	4,553,052

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements as of September 30, 2023, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2023
Interest payment	Nominal repayment	Between January and September 2024	Between October and December 2024	2025	2026	2027	Subsequent years	Total
($ in thousands)
54,493	138,302	159,169	139,104	318,905	345,790	492,631	2,763,670	4,412,064

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2022, was as follows and was consistent with the projected cash flows of the related projects:

2023		2024	2025	2026	2027	Subsequent years	Total
Interest payment	Nominal repayment
15,053	311,481	323,731	442,920	358,444	504,954	2,596,469	4,553,052